Summary of Significant Accounting Policies (Details)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Accounting Policies [Abstract]
Underwriters discount paid	$ 9,986,000
Discount paid on deferred offering costs	9,488,000
Deferred cost charged to equity	9,596,000
Other expense for warrant liability	$ 390,000
Public share sold (in Shares) | shares	17,250,000
Net tangible assets	$ 5,000,001
Share of common stock (in Shares) | shares	14,077,350
Share of classified permanent equity (in Shares) | shares	17,250,000
Subject to forfeiture of shares (in Shares) | shares	14,325,000
Federal depository insurance coverage	$ 250,000
Effective tax rate percentage	0.09%
Income tax due	$ 947,000
Deferred tax assets	200,000
Valuation allowance	$ 200,000